Consolidated Balance Sheets - USD ($)		Dec. 31, 2025	Dec. 31, 2024
Current assets
Cash and cash equivalents		$ 976,088	$ 775,246
Restricted cash		99,960
Accounts receivable, net		747,943	1,360,656
Deposits, prepayments and other receivables, net		184,970	2,597,017
Other current assets		95,652
Total current assets		7,388,135	4,764,543
Non-current assets
Plant and equipment, net		17,411	13,814
Intangible assets, net			926,852
Goodwill, net			1,118,038
Right-of-use assets, operating leases		214,018	258,967
Long-term investments, net		1,713,140	100,444
Total non-current assets		1,944,569	2,418,115
TOTAL ASSETS		9,332,704	7,182,658
Current liabilities
Bank loans - current		1,425,369	1,462,204
Other borrowings - current			321,936
Receipt in advance		72,382	91,984
Lease liabilities, current		58,452	54,017
Accruals and other payables		621,397	1,007,470
Total current liabilities		5,039,741	5,697,790
Non-current liabilities
Lease liabilities, net of current portion		155,567	204,950
Total non-current liabilities		155,567	204,950
TOTAL LIABILITIES		5,195,308	5,902,740
Commitments and contingencies
SHAREHOLDERS’ EQUITY*
Additional paid-in capital	[1]	33,123,116	21,592,418
Accumulated other comprehensive income	[1]	79,296	140,879
Accumulated deficit	[1]	(37,112,711)	(28,501,074)
Total shareholders’ equity	[1]	4,137,396	1,279,918
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY		9,332,704	7,182,658
Common Class A [Member]
SHAREHOLDERS’ EQUITY*
Ordinary Share, value	[1]	8,047,695	8,047,695
Common Class B [Member]
SHAREHOLDERS’ EQUITY*
Ordinary Share, value	[1]
Related Party [Member]
Current assets
Loan receivable, related party		1,248,396
Notes receivable, related party		3,957,485
Due from related parties		77,641	31,624
Current liabilities
Accounts payable		899	30,648
Due to related parties		502,478	328,307
Loan from related party		1,232,182	1,162,920
Nonrelated Party [Member]
Current liabilities
Accounts payable		$ 1,126,582	$ 1,238,304

[1]	The consolidated financial statements have been adjusted to reflect the 1-for-20 reverse share split effective January 13, 2026.